Note 1 - Description of Business and Summary of Significant Accounting Policies (Details Textual) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	26.90%
Number of Operating Segments	2
Deferred Tax Assets, Net of Valuation Allowance, Current, Ending Balance		¥ 1,298,469
Deferred Tax Liabilities, Net, Current		¥ 108,994
Minimum [Member]
Systems Operation and Maintenance Contract Period	1 year
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member]
Systems Operation and Maintenance Contract Period	5 years
Finite-Lived Intangible Asset, Useful Life	19 years